Exhibit 99

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Aug-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	6
Distribution Date	08-Aug-08
Record Date	07-Aug-08

Dates Covered	From and Including	To and Including
Collections Period	01-Jul-08	31-Jul-08
Accrual Period	08-Jul-08	07-Aug-08
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	74,048	$1,333,162,570.07
Collections of Installment Principal		25,824,041.93
Collections Attributable to Full Payoffs		12,131,127.75
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		4,503,889.33

Pool Balance — End of Period(EOP)	72,473	$1,290,703,511.06

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)	83.00%

Ending Overcollateralization(O/C) Amount	$62,178,248.18
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	105.061%

Cumulative Net Losses	$8,950,122.59
Net Loss Ratio (3 mos weighted avg.)	2.275%
Cumulative Recovery Ratio	37.820%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	23,335,427.67	1.808%	1,223
61-90 Days Delinquent	3,902,148.94	0.302%	201
91-120 Days Delinquent	1,035,492.46	0.080%	48
121 Days or More Delinquent	46,800.82	0.004%	1
Repossessions	7,877,329.38	0.610%	359

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	12,861,771.60
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.84006%

	Current Month	Prior Month
Weighted Average A.P.R.	7.787%	7.793%
Weighted Average Remaining Term (months)	52.79	53.61
Weighted Average Seasoning (months)	14.87	14.00

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Aug-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 2 of 3

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$25,824,041.93	Pool Balance	$1,290,703,511.06
Collections Attributable to Full Payoffs	12,131,127.75	Yield Supplement O/C Amount	(35,181,562.94)
Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,255,521,948.12
Recoveries on Loss Accounts	1,670,598.48
Collections of Interest	8,700,475.41	Total Securities	$1,228,525,262.88
Investment Earnings	40,362.89
Reserve Account	7,537,000.00	Adjusted O/C Amount	$26,996,685.24
Hedge Receipts	0.00
Total Sources	$55,903,606.46	Target Overcollateralization Amount	$50,220,877.92

Cash Uses
Servicer Fee	$1,110,968.81	O/C Release Period?	No
Hedge Payments (excl. termination payments)	105,971.53

A Note Interest	3,539,193.54	O/C Release	$0.00

First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	16,065,148.17
Reserve Fund	7,537,000.00
Required Principal Distribution Amount	26,996,685.24
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00
Total Cash Uses	$55,903,606.46

Administrative Payment
Total Principal and Interest Sources			$55,903,606.46
Investment Earnings in Trust Account			(40,362.89)
Hedge Receipts			0.00
Daily Collections Remitted			(48,348,984.39)

Cash Reserve in Trust Account			(7,537,000.00)
Servicer Fee (withheld)			(1,110,968.81)
O/C Release to Seller			0.00

Payment Due to/(from) Trust Account			$(1,133,709.63)

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Aug-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 350,000,000.00 @ 3.15195%	114,187,096.29	71,125,262.88	43,061,833.41	123.0338097	309,924.24	0.8854978
Class A-2a 75,000,000.00 @ 3.40%	75,000,000.00	75,000,000.00	0.00	0.0000000	212,500.00	2.8333333
Class A-2b 310,000,000.00 @ 3.31125%	310,000,000.00	310,000,000.00	0.00	0.0000000	883,919.79	2.8513542
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 3.51125%	190,000,000.00	190,000,000.00	0.00	0.0000000	574,479.51	3.0235764
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668
Total Notes	$1,271,587,096.29	$1,228,525,262.88	$43,061,833.41		$4,087,832.71

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 31